As filed with the Securities and Exchange Commission on April 5, 2021

Registration No. 333-232790

811-07697

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 6	☒

and

REGISTRATION STATEMENT UNDER	☒
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 77	☒

NYLIAC CORPORATE SPONSORED VARIABLE

UNIVERSAL LIFE SEPARATE ACCOUNT-I

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue, New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Charles F. Furtado, Jr., Esq.

New York Life Insurance and Annuity Corporation

51 Madison Avenue

New York, NY 10010

(Name and Address of Agent for Service)

Copy to:

Christopher S. Petito, Esq.	Thomas F. English, Esq.
Wilkie Farr & Gallagher LLP	Senior Vice President, Deputy General Counsel
1875 K Street, NW	and Chief Insurance Counsel
Washington, DC 20006-1238	New York Life Insurance Company
51 Madison Avenue
New York, New York 10010

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☒ on May 7, 2021 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(i) of Rule 485.

☐ on                      pursuant to paragraph (a)(i) of 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of designating a new effectiveness date for Post-Effective Amendment No. 2 to the Registration Statement, filed on November 13, 2020. Registrant previously filed Post-Effective Amendment No. 5 on March 5, 2021 to delay the effectiveness date of the Registration Statement to April 7, 2021. The new effectiveness date is May 7, 2021. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 5th day of April, 2021.

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I (Registrant)

By:	/s/ Janis C. Rubin
Janis C. Rubin
Vice President

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)

By:	/s/ Janis C. Rubin
Janis C. Rubin
Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Christopher T. Ashe*	Director
Elizabeth K. Brill*	Director
Alexander I. M. Cook*	Director
Craig L. Desanto*	Chairman of the Board, President and Director
Eric A. Feldstein*	Director and Principal Financial Officer
Robert M. Gardner*	Director and Controller (Principal Accounting Officer)
Frank M. Harte*	Director
Thomas A. Hendry*	Director
Mark J. Madgett*	Director
Anthony Malloy*	Director
Theodore A. Mathas*	Director and Chief Executive Officer (Principal Executive Officer)
Amy Miller*	Director
Matthew D. Wion*	Director

By:	/s/ Janis C. Rubin
Janis C. Rubin Attorney-in-Fact April 5, 2021

*	Pursuant to Powers of Attorney previously filed.